Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Megan N. Gates, Member

Direct dial 617 348 4443	617 542 6000
mgates@mintz.com	617 542 2241 fax
October 12, 2005
VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Filing Desk

Re:	Altus Pharmaceuticals Inc. Registration Statement on Form S-1
Ladies and Gentlemen:
     On behalf of Altus Pharmaceuticals Inc. (the “Company”), the undersigned files with you one conformed copy of a complete Registration Statement on Form S-1 (the “Registration Statement”) for the registration of shares (the “Shares”) of the Company’s Common Stock having a proposed maximum aggregate offering price of $115,000,000 to be offered to the public pursuant to the Registration Statement. A filing fee in the amount of $13,536 has been wired to the Securities and Exchange Commission’s lockbox depository, pursuant to Rule 13(c) of Regulation S-T.
     The Company expects that the offering of the Shares will take place in December 2005. The cooperation of the Staff of the Commission in meeting this timetable would be very much appreciated.
     The Company and the managing underwriters will request acceleration of effectiveness of the Registration Statement orally and are aware of their respective obligations under the Securities Act of 1933, as amended. The persons making the oral acceleration request will be prepared to provide the prospectus dissemination information.
     In addition, applications for confidential treatment of portions of exhibits to the Registration Statement will be sent to the Secretary of the Commission under separate cover.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
October 12, 2005

     Please call the undersigned at (617) 542-6000 with any comments or questions regarding the Registration Statement, and kindly mail a copy of any written comments to the following parties:

Jonathan L. Kravetz, Esq.	Richard D. Forrest, Esq.	David E. Redlick, Esq.
Megan N. Gates, Esq.	Altus Pharmaceuticals Inc.	Peter N. Handrinos, Esq.
Scott A. Samuels, Esq.	125 Sidney Street	Wilmer Cutler Pickering Hale and
Mintz, Levin, Cohn, Ferris,	Cambridge, MA 02139	Dorr LLP
Glovsky and Popeo, P.C.	Phone: 617-299-2900	60 State Street
One Financial Center	Fax: 617-299-2999	Boston, MA 02109
Boston, MA 02111		Phone: 617-526-6000
Fax: 617-542-2241
Very truly yours,
/s/ Megan N. Gates

Megan N. Gates
Enclosures

TRA 2081906v1